14. Intangible assets (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfIntangibleAssetsLineItems [Line Items]
Current liabilities	R$ 60,007	R$ 31,898
Noncurrent liabilities	3,011,409	2,217,520
Liabilities	3,071,416	2,249,418
Alto Tiete
SummaryOfIntangibleAssetsLineItems [Line Items]
Current liabilities	35,083	31,898
Noncurrent liabilities	282,501	309,858
Liabilities	317,584	341,756
Sao Lourenco
SummaryOfIntangibleAssetsLineItems [Line Items]
Current liabilities	24,924	0
Noncurrent liabilities	2,728,908	1,907,662
Liabilities	R$ 2,753,832	R$ 1,907,662